Contingent Liabilities (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017
Contingent Liabilities Details Narrative Abstract
Environmental remediation expense (recovery)	$ (465)	$ 2,000	$ (465)	$ 0